Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software	At June 30, 2024 and December 31, 2023, property, equipment and software consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Office furniture	$47,625	$51,277
Computer equipment	-	6,371
Transportation equipment	160,961	202,893
Building and improvements	582,417	586,373
Software	1,675,978	1,039,861

Less: accumulated depreciation and amortization	(1,520,626)	(1,483,445)
	$946,354	$403,330